Consolidated net cash/(debt) - Analysis of changes in consolidated net cash/(debt) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of financial liabilities [Abstract]
Net debt at beginning balance	$ (3,651)	$ 255
Net debt, Adjustment for transition to new accounting standards			$ (1,248)
Foreign exchange adjustment	74	(65)
Cash movements excluding exchange movements, net debt	3,051	(2,342)
Other non-cash movements	(138)	(251)
Net debt at ending balance	(664)	(3,651)
Borrowings excluding overdrafts
Disclosure of financial liabilities [Abstract]
Financial liabilities, beginning balance	(12,806)	(12,707)
Financial liabilities, adjustment for transition to new accounting standards			0
Foreign exchange adjustment	(83)	(5)
Cash movements excluding exchange movements	505	123
Other non-cash movements	(269)	(217)
Financial liabilities, ending balance	(12,653)	(12,806)
Lease liabilities
Disclosure of financial liabilities [Abstract]
Financial liabilities, beginning balance	(1,309)	(44)
Lease liabilities			(1,248)
Foreign exchange adjustment	(47)	(9)
Cash movements excluding exchange movements	324	315
Other non-cash movements	(146)	(323)
Financial liabilities, ending balance	(1,178)	(1,309)
Debt-related derivatives (included in other financial assets/liabilities
Disclosure of financial liabilities [Abstract]
Financial liabilities, beginning balance	(147)	(288)
Financial liabilities, adjustment for transition to new accounting standards			0
Foreign exchange adjustment	39	3
Cash movements excluding exchange movements	91	0
Other non-cash movements	265	138
Financial liabilities, ending balance	248	(147)
Cash and cash equivalents
Disclosure of financial liabilities [Abstract]
Cash and cash equivalents and other investments, beginning balance	8,027	10,772
Cash and cash equivalents and other investments, adjustment for transition to new accounting standards			0
Foreign exchange adjustment	165	(54)
Cash movements excluding exchange movements	2,189	(2,808)
Other non-cash movements	0	117
Cash and cash equivalents and other investments, ending balance	10,381	8,027
Other Investments
Disclosure of financial liabilities [Abstract]
Cash and cash equivalents and other investments, beginning balance	2,584	2,522
Cash and cash equivalents and other investments, adjustment for transition to new accounting standards			$ 0
Foreign exchange adjustment	0	0
Cash movements excluding exchange movements	(58)	28
Other non-cash movements	12	34
Cash and cash equivalents and other investments, ending balance	$ 2,538	$ 2,584